SUBSEQUENT EVENTS - Dividends - Total income available for disposal (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Net income (loss) attributable to parent	$ 3,502,758	$ 2,399,001	$ 3,031,238	$ 2,887,749
Occasional reserve release at the disposal of the General Meeting of Shareholders	10,518,335
Total Income available for disposal of the General Meeting of Shareholders	$ 14,021,093